UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-CSR

CERTIFIED SHAREHOLDER REPORT OF REGISTERED

MANAGEMENT INVESTMENT COMPANIES

Investment Company Act File Number: 811-04521

T. Rowe Price State Tax-Free Funds, Inc.

(Exact name of registrant as specified in charter)

100 East Pratt Street, Baltimore, MD 21202

(Address of principal executive offices)

David Oestreicher

100 East Pratt Street, Baltimore, MD 21202

(Name and address of agent for service)

Registrant’s telephone number, including area code: (410) 345-2000

Date of fiscal year end: February 28

Date of reporting period: August 31, 2024

Item 1. Reports to Shareholders

(a) Report pursuant to Rule 30e-1

Semi-Annual Shareholder Report

August 31, 2024

California Tax-Free Bond Fund

Investor Class (PRXCX)

This semi-annual shareholder report contains important information about California Tax-Free Bond Fund (the "fund") for the period of March 1, 2024 to August 31, 2024. You can find the fund’s prospectus, financial information on Form N‑CSR (which includes required tax information for dividends), holdings, proxy voting information, and other information atwww.troweprice.com/prospectus. You can also request this information without charge by contacting T. Rowe Price at 1‑800‑638‑5660 or info@troweprice.com or contacting your intermediary.

What were the fund costs for the last six months? (based on a hypothetical $10,000 investment)

	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
California Tax-Free Bond Fund - Investor Class	$30	0.58%

What are some fund statistics?

Fund Statistics

Total Net Assets (000s)	$772,896
Number of Portfolio Holdings	401

Portfolio Turnover Rate	5.3%

What did the fund invest in?

Credit Quality Allocation*(as a % of Net Assets)

AAA Rated	6.5%
AA Rated	39.8
A Rated	26.8
BBB Rated	9.9
BB Rated and Below	3.2
Not Rated	13.3
Reserves	0.5

*Credit ratings for the securities held in the Fund are provided by Moody’s, Standard & Poor’s, and Fitch and are converted to the Standard & Poor’s nomenclature. A rating of AAA represents the highest-rated securities, and a rating of D represents the lowest rated securities. If the ratings agencies differ, the highest rating is applied to the security. If a rating is not available, the security is classified as Not Rated. The rating of the underlying investment vehicle is used to determine the creditworthiness of credit default swaps and sovereign securities. The Fund is not rated by any agency.

Industry Allocation (as a % of Net Assets)

Health Care	20.3%
Transportation	17.4
Education	11.2
Housing	9.1
General Obligations - Local	8.0
Leasing	4.0
Special Tax	3.3
Water & Sewer	3.0
General Obligations - State	2.7
Other	21.0

If you invest directly with T. Rowe Price, you can elect to receive future shareholder reports or other important documents through electronic delivery by enrolling at www.troweprice.com/paperless. If you invest through a financial intermediary such as an investment advisor, a bank, retirement plan sponsor or a brokerage firm, please contact that organization and ask if it can provide electronic delivery.

202409-3841405

F80-053 10/24

California Tax-Free Bond Fund

Investor Class (PRXCX)

T. Rowe Price Investment Services, Inc.

100 East Pratt Street

Baltimore, MD 21202

Semi-Annual Shareholder Report

August 31, 2024

California Tax-Free Bond Fund

I Class (TCFEX)

This semi-annual shareholder report contains important information about California Tax-Free Bond Fund (the "fund") for the period of March 1, 2024 to August 31, 2024. You can find the fund’s prospectus, financial information on Form N‑CSR (which includes required tax information for dividends), holdings, proxy voting information, and other information atwww.troweprice.com/prospectus. You can also request this information without charge by contacting T. Rowe Price at 1‑800‑638‑5660 or info@troweprice.com or contacting your intermediary.

What were the fund costs for the last six months? (based on a hypothetical $10,000 investment)

	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
California Tax-Free Bond Fund - I Class	$22	0.43%

What are some fund statistics?

Fund Statistics

Total Net Assets (000s)	$772,896
Number of Portfolio Holdings	401

Portfolio Turnover Rate	5.3%

What did the fund invest in?

Credit Quality Allocation*(as a % of Net Assets)

AAA Rated	6.5%
AA Rated	39.8
A Rated	26.8
BBB Rated	9.9
BB Rated and Below	3.2
Not Rated	13.3
Reserves	0.5

*Credit ratings for the securities held in the Fund are provided by Moody’s, Standard & Poor’s, and Fitch and are converted to the Standard & Poor’s nomenclature. A rating of AAA represents the highest-rated securities, and a rating of D represents the lowest rated securities. If the ratings agencies differ, the highest rating is applied to the security. If a rating is not available, the security is classified as Not Rated. The rating of the underlying investment vehicle is used to determine the creditworthiness of credit default swaps and sovereign securities. The Fund is not rated by any agency.

Industry Allocation (as a % of Net Assets)

Health Care	20.3%
Transportation	17.4
Education	11.2
Housing	9.1
General Obligations - Local	8.0
Leasing	4.0
Special Tax	3.3
Water & Sewer	3.0
General Obligations - State	2.7
Other	21.0

If you invest directly with T. Rowe Price, you can elect to receive future shareholder reports or other important documents through electronic delivery by enrolling at www.troweprice.com/paperless. If you invest through a financial intermediary such as an investment advisor, a bank, retirement plan sponsor or a brokerage firm, please contact that organization and ask if it can provide electronic delivery.

202409-3841405

F1096-053 10/24

California Tax-Free Bond Fund

I Class (TCFEX)

T. Rowe Price Investment Services, Inc.

100 East Pratt Street

Baltimore, MD 21202

Item 1. (b) Notice pursuant to Rule 30e-3.

Not applicable.

Item 2. Code of Ethics.

A code of ethics, as defined in Item 2 of Form N-CSR, applicable to its principal executive officer, principal financial officer, principal accounting officer or controller, or persons performing similar functions is filed as an exhibit to the registrant’s annual Form N-CSR. No substantive amendments were approved or waivers were granted to this code of ethics during the registrant’s most recent fiscal half-year.

Item 3. Audit Committee Financial Expert.

Disclosure required in registrant’s annual Form N-CSR.

Item 4. Principal Accountant Fees and Services.

Disclosure required in registrant’s annual Form N-CSR.

Item 5. Audit Committee of Listed Registrants.

Not applicable.

Item 6. Investments.

(a) Not applicable. The complete schedule of investments is included in Item 7 of this Form N-CSR.

(b) Not applicable.

Item 7. Financial Statements and Financial Highlights for Open-End Management Investment Companies.

(a – b) Report pursuant to Regulation S-X.

Financial Highlights
Portfolio of Investments
Financial Statements and Notes
Additional Fund Information
August 31, 2024
Financial Statements and Other Information
For more insights from T. Rowe Price
investment professionals, go to
troweprice.com .
T. ROWE PRICE
PRXCX California Tax-Free
Bond Fund
TCFEX California Tax-Free
Bond Fund–
.
I Class

T. ROWE PRICE California Tax-Free Bond Fund
(Unaudited)
Financial Highlights

For a share outstanding throughout each period
Investor Class
6 Months
. Ended
8/31/24
.. Year ..
.. Ended .
2/29/24 2/28/23 2/28/22 2/28/21 2/29/20
NET ASSET
VALUE
Beginning of period $ 10.83 $ 10.52 $ 11.49 $ 11.80 $ 12.04 $ 11.34
Investment
activities
Net investment
income
(1)(2)
0.18 0.34 0.31 0.30 0.32 0.34
Net realized and
unrealized gain/
loss 0.10 0.31 (0.97) (0.27) (0.23) 0.70
Total from
investment
activities 0.28 0.65 (0.66) 0.03 0.09 1.04
Distributions
Net investment
income (0.18) (0.34) (0.30) (0.30) (0.32) (0.34)
Net realized gain — — (0.01) (0.04) (0.01) —
Total distributions (0.18) (0.34) (0.31) (0.34) (0.33) (0.34)
NET ASSET
VALUE
End of period $ 10.93 $ 10.83 $ 10.52 $ 11.49 $ 11.80 $ 12.04

T. ROWE PRICE California Tax-Free Bond Fund
(Unaudited)
Financial Highlights

For a share outstanding throughout each period
The accompanying notes are an integral part of these financial statements.
Investor Class
6 Months
. Ended
8/31/24
.. Year ..
.. Ended .
2/29/24 2/28/23 2/28/22 2/28/21 2/29/20
Ratios/Supplemental Data
Total return
(2)(3)
2.61% 6.26% (5.71)% 0.13% 0.80% 9.32%
Ratios to average net assets:
(2)
Gross expenses
before waivers/
payments by
Price Associates 0.58%
(4)
0.57% 0.58% 0.53% 0.53% 0.53%
Net expenses
after waivers/
payments by
Price Associates 0.58%
(4)
0.57% 0.58% 0.53% 0.53% 0.53%
Net investment
income 3.30%
(4)
3.21% 2.87% 2.48% 2.74% 2.93%
Portfolio turnover
rate 5.3% 12.0% 28.3% 8.3% 16.1% 8.3%
Net assets, end
of period (in
thousands) $390,425 $382,476 $349,156 $455,003 $562,592 $623,994
0% 0% 0% 0% 0% 0%
(1)
Per share amounts calculated using average shares outstanding method.
(2)
Includes the impact of expense-related arrangements with Price Associates.
(3)
Total return reflects the rate that an investor would have earned on an investment in the fund during each period, assuming reinvestment of all distributions, and payment of no redemption or account fees, if applicable. Total return is not annualized for periods less than one year.
(4)
Annualized

T. ROWE PRICE California Tax-Free Bond Fund
(Unaudited)
Financial Highlights

For a share outstanding throughout each period
I Class
6 Months
. Ended
8/31/24
.. Year ..
.. Ended .
2/29/24 2/28/23 2/28/22 2/28/21 2/29/20
NET ASSET
VALUE
Beginning of period $ 10.82 $ 10.51 $ 11.49 $ 11.79 $ 12.03 $ 11.34
Investment
activities
Net investment
income
(1)(2)
0.19 0.35 0.32 0.31 0.33 0.35
Net realized and
unrealized gain/
loss 0.10 0.31 (0.97) (0.26) (0.23) 0.69
Total from
investment
activities 0.29 0.66 (0.65) 0.05 0.10 1.04
Distributions
Net investment
income (0.19) (0.35) (0.32) (0.31) (0.33) (0.35)
Net realized gain — — (0.01) (0.04) (0.01) —
Total distributions (0.19) (0.35) (0.33) (0.35) (0.34) (0.35)
NET ASSET
VALUE
End of period $ 10.92 $ 10.82 $ 10.51 $ 11.49 $ 11.79 $ 12.03

T. ROWE PRICE California Tax-Free Bond Fund
(Unaudited)
Financial Highlights

For a share outstanding throughout each period
The accompanying notes are an integral part of these financial statements.
I Class
6 Months
. Ended
8/31/24
.. Year ..
.. Ended .
2/29/24 2/28/23 2/28/22 2/28/21 2/29/20
Ratios/Supplemental Data
Total return
(2)(3)
2.69% 6.40% (5.66)% 0.33% 0.90% 9.34%
Ratios to average net assets:
(2)
Gross expenses
before waivers/
payments by
Price Associates 0.44%
(4)
0.44% 0.45% 0.43% 0.43% 0.43%
Net expenses
after waivers/
payments by
Price Associates 0.43%
(4)
0.44% 0.44% 0.43% 0.43% 0.43%
Net investment
income 3.44%
(4)
3.35% 3.01% 2.59% 2.83% 3.02%
Portfolio turnover
rate 5.3% 12.0% 28.3% 8.3% 16.1% 8.3%
Net assets, end
of period (in
thousands) $382,471 $361,111 $310,843 $245,613 $134,569 $123,278
0% 0% 0% 0% 0% 0%
(1)
Per share amounts calculated using average shares outstanding method.
(2)
Includes the impact of expense-related arrangements with Price Associates.
(3)
Total return reflects the rate that an investor would have earned on an investment in the fund during each period, assuming reinvestment of all distributions, and payment of no redemption or account fees, if applicable. Total return is not annualized for periods less than one year.
(4)
Annualized

T. ROWE PRICE California Tax-Free Bond Fund
August 31, 2024 (Unaudited)

Portfolio of Investments
‡
Par $ Value
(Amounts in 000s)
‡
MUNICIPAL SECURITIES 99.1%
CALIFORNIA  95.7%
Adelanto Public Utility Auth., Utility System Project, Series A,
5.00%, 7/1/39 (1) 2,000 2,098
Alameda Corridor Transportation Auth., Series C, 5.00%,
10/1/52 (1) 1,000 1,077
Bay Area Toll Auth., Series A, VRDN, 3.85%, 4/1/55  1,500 1,500
Bay Area Toll Auth., Series B, VRDN, 3.60%, 4/1/55  600 600
Bay Area Toll Auth., Series S-8, 3.00%, 4/1/54 (2) 5,000 3,968
Burbank-Glendale-Pasadena Airport Auth. Brick Campaign,
Series B, 4.50%, 7/1/54 (1)(3) 4,000 4,020
California, GO, 4.25%, 9/1/52  3,510 3,570
California, Series CU, GO, 4.75%, 12/1/42  2,250 2,353
California, Series CU, GO, 4.85%, 12/1/46  1,230 1,297
California Community Choice Fin. Auth., Green Bond Energy
Project, VRDN, 5.00%, 12/1/53 (Tender 8/1/29)  2,400 2,540
California Community Choice Fin. Auth., Green Bond Energy
Project, Series 2023-F, VRDN, 5.50%, 10/1/54 (Tender 11/1/30)  3,850 4,280
California Community Choice Fin. Auth., Green Bond Energy
Project, Series B-1, VRDN, 4.00%, 2/1/52 (Tender 8/1/31)  6,000 6,099
California Community Choice Fin. Auth., Green Bond Energy
Project, Series E-1, VRDN, 5.00%, 2/1/54 (Tender 3/1/31)  5,500 5,907
California Community Choice Fin. Auth., Green Bond Energy
Project, Series G, VRDN, 5.25%, 11/1/54 (Tender 4/1/30)  3,000 3,234
California Community Housing Agency, 5.00%, 8/1/49 (4) 2,000 1,921
California County Tobacco Securitization Agency, Series B-1,
5.00%, 6/1/49  160 164
California Dept. of Water Resources, Water System, Series AS,
5.00%, 12/1/29 (Prerefunded 12/1/24) (5) 5 5
California EFA, Series A, 4.00%, 12/1/39  1,245 1,227
California EFA, Series A, 5.00%, 12/1/34  1,000 1,055
California EFA, Series A, 5.00%, 12/1/44  3,500 3,597
California EFA, Chapman Univ., 5.00%, 4/1/36  4,260 4,291
California EFA, Univ. of San Francisco, Series A, 5.00%,
10/1/43  4,500 4,715
California Enterprise Dev. Auth., Student Housing, Series A,
5.00%, 8/1/35  400 414
California Enterprise Dev. Auth., Student Housing, Series A,
5.00%, 1/15/39  400 434
California Enterprise Dev. Auth., Student Housing, Series A,
5.00%, 8/1/40  500 516
California Enterprise Dev. Auth., Student Housing, Series A,
5.00%, 1/15/45  1,000 1,053

T. ROWE PRICE California Tax-Free Bond Fund

Par $ Value
(Amounts in 000s)
California Enterprise Dev. Auth., Student Housing, Series A,
5.00%, 8/1/45  550 565
California Enterprise Dev. Auth., Student Housing, Series A,
5.00%, 8/1/50  550 564
California Enterprise Dev. Auth., Student Housing, Series A,
5.00%, 8/1/55  825 840
California Enterprise Dev. Auth.,Riverside County Mead Valley
Wellness Village Project, Series A, 5.25%, 11/1/54  7,000 7,869
California HFFA, Cedars-Sinai Health System, Series A, 3.00%,
8/15/51 (2) 3,250 2,729
California HFFA, Cedars-Sinai Health System, Series A, 3.00%,
8/15/51  2,000 1,597
California HFFA, Cedars-Sinai Health System, Series A, 4.00%,
8/15/48  3,090 3,088
California HFFA, Cedars-Sinai Medical Center, 5.00%, 11/15/28  560 575
California HFFA, Cedars-Sinai Medical Center, 5.00%, 11/15/29  880 903
California HFFA, Kaiser Permanente, Series A-2, 5.00%,
11/1/47  5,000 6,059
California HFFA, Lucile Salter Packard Children's Hosp. at
Stanford, 4.00%, 5/15/51  9,000 8,878
California HFFA, Northern California Presbyterian Homes &
Services, 5.00%, 7/1/34  700 712
California HFFA, Northern California Presbyterian Homes &
Services, 5.00%, 7/1/39  1,300 1,318
California HFFA, Northern California Presbyterian Homes &
Services, 5.00%, 7/1/44  1,400 1,416
California HFFA, Providence Healthcare & Services,
Unrefunded Balance, Series A, 5.00%, 10/1/38  1,410 1,411
California HFFA, Stanford Health Care, Series A, 4.00%,
8/15/50  2,120 2,085
California HFFA, Sutter Health, Series A, 5.00%, 11/15/35  1,000 1,051
California HFFA, Sutter Health, Series A, 5.00%, 11/15/38  2,000 2,091
California HFFA, Sutter Health, Series A, 5.00%, 11/15/48  4,700 4,857
California HFFA, Sutter Health, Series B, 5.00%, 11/15/46
(Prerefunded 11/15/26) (5) 1,020 1,075
California HFFA, Sutter Health, Unrefunded Balance, Series B,
5.00%, 11/15/46  1,480 1,518
California Housing Fin., Series 2019-1, Class A, 4.25%, 1/15/35  1,411 1,474
California Housing Fin., Series 2019-2, Class A, 4.00%, 3/20/33  2,722 2,801
California Housing Fin., Series 2023-1, Class A, 4.375%,
9/20/36  2,305 2,433
California Housing Fin., Shoreview Apartments, Series T,
4.10%, 7/1/40  3,325 3,374
California Infrastructure & Economic Dev. Bank, Series B,
4.125%, 11/1/52  2,835 2,783

T. ROWE PRICE California Tax-Free Bond Fund

Par $ Value
(Amounts in 000s)
California Infrastructure & Economic Dev. Bank, Series B, FRN,
100% of MUNIPSA + 0.70%, 3.62%, 12/1/50 (Tender 6/1/26)  1,175 1,175
California Infrastructure & Economic Dev. Bank, Academy of
Sciences, Series A, 3.25%, 8/1/29  2,800 2,811
California Infrastructure & Economic Dev. Bank, Green Bond,
4.00%, 10/1/44  5,250 5,375
California Infrastructure & Economic Dev. Bank, Green Bond-
Climate Bond Certified, 5.00%, 8/1/49  3,750 3,971
California Infrastructure & Economic Dev. Bank, Los Angeles
Museum of National History, 3.00%, 7/1/50  6,750 5,340
California Municipal Fin. Auth., Bowles Hall Foundation,
Series A, 5.00%, 6/1/35  300 303
California Municipal Fin. Auth., Bowles Hall Foundation,
Series A, 5.00%, 6/1/50  4,830 4,849
California Municipal Fin. Auth., California Baptist Univ.,
Series A, 5.00%, 11/1/36 (4) 1,920 1,953
California Municipal Fin. Auth., Caritas Affordable Housing,
Series A, 5.25%, 8/15/39  500 500
California Municipal Fin. Auth., Caritas Affordable Housing,
Series A, 5.25%, 8/15/49  1,425 1,426
California Municipal Fin. Auth., Caritas Project, Series A,
4.00%, 8/15/42  635 632
California Municipal Fin. Auth., Caritas Project, Series A,
5.00%, 8/15/54 (6) 1,800 1,935
California Municipal Fin. Auth., Caritas Project, Series A,
5.00%, 8/15/59 (6) 2,600 2,773
California Municipal Fin. Auth., Caritas Project, Series A,
5.25%, 8/15/53  1,665 1,763
California Municipal Fin. Auth., Caritas Project, Series B,
3.00%, 8/15/31  120 116
California Municipal Fin. Auth., Caritas Project, Series B,
4.00%, 8/15/41  295 287
California Municipal Fin. Auth., Caritas Project, Series B,
4.00%, 8/15/51  435 394
California Municipal Fin. Auth., Caritas Project, Series B,
4.00%, 8/15/56  330 293
California Municipal Fin. Auth., Channing House Project,
Series A, 5.00%, 5/15/35  1,000 1,046
California Municipal Fin. Auth., Channing House Project,
Series B, 5.00%, 5/15/47  2,200 2,261
California Municipal Fin. Auth., CHF-Davis I, LLC-West Village,
5.00%, 5/15/36 (2) 2,000 2,120
California Municipal Fin. Auth., Claremont College Project,
Series A, 5.00%, 7/1/40 (4) 1,515 1,502
California Municipal Fin. Auth., Claremont College Project,
Series A, 5.00%, 7/1/52 (4) 2,075 1,979

T. ROWE PRICE California Tax-Free Bond Fund

Par $ Value
(Amounts in 000s)
California Municipal Fin. Auth., Community Health System,
Series A, 4.00%, 2/1/51  3,900 3,542
California Municipal Fin. Auth., Eisnhower Medical Center,
Series A, 5.00%, 7/1/33  1,000 1,035
California Municipal Fin. Auth., Eisnhower Medical Center,
Series A, 5.00%, 7/1/36  2,550 2,619
California Municipal Fin. Auth., Green Bond-Orchard Park
Student, 4.00%, 5/15/46 (2) 1,750 1,722
California Municipal Fin. Auth., Institute on Aging Project,
5.00%, 8/15/36  365 382
California Municipal Fin. Auth., Institute on Aging Project,
5.00%, 8/15/37  315 328
California Municipal Fin. Auth., John Adams Academies-Lincoln
Project, Series A, 4.00%, 10/1/29 (4) 415 408
California Municipal Fin. Auth., John Adams Academies-Lincoln
Project, Series A, 5.00%, 10/1/39 (4) 900 904
California Municipal Fin. Auth., John Adams Academies-Lincoln
Project, Series A, 5.00%, 10/1/49 (4) 1,000 971
California Municipal Fin. Auth., John Adams Academies-Lincoln
Project, Series A, 5.00%, 10/1/57 (4) 1,650 1,571
California Municipal Fin. Auth., LINXS APM Project, 4.00%,
12/31/47 (1)(3) 2,845 2,724
California Municipal Fin. Auth., LINXS APM Project, Series A,
4.00%, 12/31/47 (3) 3,000 2,760
California Municipal Fin. Auth., LINXS APM Project, Series A,
5.00%, 12/31/38 (3) 1,500 1,542
California Municipal Fin. Auth., LINXS APM Project, Series A,
5.00%, 12/31/43 (3) 5,500 5,601
California Municipal Fin. Auth., LINXS APM Project, Series A,
5.00%, 12/31/47 (3) 2,830 2,866
California Municipal Fin. Auth., MT San Antonio Gardens
Project, 5.00%, 11/15/39  1,700 1,737
California Municipal Fin. Auth., MT San Antonio Gardens
Project, 5.00%, 11/15/49  3,875 3,859
California Municipal Fin. Auth., MT San Antonio Gardens
Project, Series A, 4.00%, 11/15/52  1,000 837
California Municipal Fin. Auth., MT San Antonio Gardens
Project, Series A, 4.00%, 11/15/56  1,100 901
California Municipal Fin. Auth., National Univ., Series A, 5.00%,
4/1/29  1,045 1,137
California Municipal Fin. Auth., National Univ., Series A, 5.00%,
4/1/30  1,245 1,352
California Municipal Fin. Auth., National Univ., Series A, 5.00%,
4/1/32  1,035 1,118
California Municipal Fin. Auth., National Univ., Series A, 5.00%,
4/1/40  1,000 1,059

T. ROWE PRICE California Tax-Free Bond Fund

Par $ Value
(Amounts in 000s)
California Municipal Fin. Auth., National Univ., Series A, 5.00%,
4/1/41  3,000 3,168
California Municipal Fin. Auth., Orange County Civic CTR
Infrastructure, Series A, 5.00%, 6/1/43  1,950 2,058
California Municipal Fin. Auth., Paradise Valley Estates Project,
Series A, 5.00%, 1/1/30  510 547
California Municipal Fin. Auth., Paradise Valley Estates Project,
Series A, 5.00%, 1/1/31  375 402
California Municipal Fin. Auth., Paradise Valley Estates Project,
Series A, 5.00%, 1/1/32  350 374
California Municipal Fin. Auth., Republic Services, Series A,
VRDN, 4.00%, 7/1/41 (Tender 10/1/24) (3) 2,800 2,801
California Municipal Fin. Auth., Retirement Housing Foundation,
Series A, 5.00%, 11/15/26 (7) 950 1,000
California Municipal Fin. Auth., Retirement Housing Foundation,
Series A, 5.00%, 11/15/28 (7) 1,005 1,105
California Municipal Fin. Auth., Retirement Housing Foundation,
Series A, 5.00%, 11/15/29 (7) 780 873
California Municipal Fin. Auth., Retirement Housing Foundation,
Series A, 5.00%, 11/15/31 (7) 1,000 1,151
California Municipal Fin. Auth., Retirement Housing Foundation,
Series A, 5.00%, 11/15/32 (7) 1,025 1,196
California Municipal Fin. Auth., Samuel Merritt Univ., 5.25%,
6/1/53  3,775 4,119
California Municipal Fin. Auth., Terry Manor Apartments,
Series 2024-02FN, 4.20%, 8/1/40  6,000 6,102
California Municipal Fin. Auth., UCR North Dist. Phase 1
Student, 5.00%, 5/15/33  1,000 1,076
California Municipal Fin. Auth., Univ. of San Diego, Series A,
5.00%, 10/1/49  4,500 4,711
California Municipal Fin. Auth., West Village, 5.00%, 5/15/37  3,440 3,620
California Municipal Fin. Auth., West Village, 5.00%, 5/15/48  4,025 4,134
California PFA, Enso Village Project, 5.00%, 11/15/46 (4) 500 475
California PFA, Enso Village Project, 5.00%, 11/15/51 (4) 1,000 925
California PFA, Enso Village Project, 5.00%, 11/15/56 (4) 1,000 911
California PFA, Henry Mayo Newhall Hosp., 5.00%, 10/15/32  500 511
California PFA, Henry Mayo Newhall Hosp., 5.00%, 10/15/33  500 511
California PFA, Henry Mayo Newhall Hosp., 5.00%, 10/15/37  1,000 1,017
California PFA, Henry Mayo Newhall Hosp., 5.00%, 10/15/47  3,500 3,517
California PFA, Hoag Memorial Hosp., Series A, 4.00%, 7/15/51  5,000 4,917
California Public Works Board, Series B, 4.00%, 5/1/40  750 767
California Public Works Board, Series B, 4.00%, 5/1/41  1,000 1,017
California School Fin. Auth., Aspire Public School, 5.00%,
8/1/41 (Prerefunded 8/1/25) (4)(5) 175 179

T. ROWE PRICE California Tax-Free Bond Fund

Par $ Value
(Amounts in 000s)
California School Fin. Auth., Classical Academies, Series A,
5.00%, 10/1/52 (4) 2,000 2,042
California School Fin. Auth., John Adams Academies, Series A,
5.00%, 7/1/52 (4) 600 586
California School Fin. Auth., Kipp Socal Public School, Series A,
4.00%, 7/1/50 (4) 1,135 1,054
California School Fin. Auth., Kipp Socal Public School, Series A,
5.00%, 7/1/39 (4) 2,000 2,091
California School Fin. Auth., Kipp Socal Public School, Series A,
5.00%, 7/1/49 (4) 1,850 1,893
California School Fin. Auth., Kipp Socal Public School, Series A,
5.00%, 7/1/54 (4) 1,150 1,172
California School Fin. Auth., New Designs Charter School ADA,
5.00%, 6/1/40 (4) 690 701
California School Fin. Auth., New Designs Charter School ADA,
5.00%, 6/1/50 (4) 2,090 2,099
California State Univ., Series C, 4.00%, 11/1/45  1,100 1,103
California Statewide CDA, 5.00%, 9/2/40  1,055 1,110
California Statewide CDA, 5.375%, 9/2/52  1,990 2,096
California Statewide CDA, Series D, 5.50%, 9/2/53  2,500 2,610
California Statewide CDA, 899 Charleston Project, Series A,
5.25%, 11/1/44 (4) 1,500 1,497
California Statewide CDA, CHF-Irvine, 5.00%, 5/15/34  1,250 1,278
California Statewide CDA, CHF-Irvine, 5.00%, 5/15/35  1,000 1,021
California Statewide CDA, CHF-Irvine, 5.00%, 5/15/40  1,000 1,015
California Statewide CDA, Enloe Medical Center, 5.00%,
8/15/38 (Prerefunded 2/15/26) (5) 2,500 2,590
California Statewide CDA, Enloe Medical Center, Series A,
5.25%, 8/15/52 (1) 3,120 3,374
California Statewide CDA, Enloe Medical Center, Series A,
5.375%, 8/15/57 (1) 1,000 1,087
California Statewide CDA, Front Porch Communities &
Services, 4.00%, 4/1/41  2,000 1,958
California Statewide CDA, Front Porch Communities &
Services, 4.00%, 4/1/51  4,000 3,687
California Statewide CDA, Front Porch Communities &
Services, 5.00%, 11/15/44 (Prerefunded 11/15/24) (1)(5) 1,750 1,757
California Statewide CDA, Front Porch Communities &
Services, Series A, 5.00%, 4/1/28  390 405
California Statewide CDA, Front Porch Communities &
Services, Series A, 5.00%, 4/1/31  175 181
California Statewide CDA, Front Porch Communities &
Services, Series A, 5.00%, 4/1/47  1,750 1,776
California Statewide CDA, Huntington Memorial Hosp. Project,
5.00%, 7/1/43  1,750 1,827

T. ROWE PRICE California Tax-Free Bond Fund

Par $ Value
(Amounts in 000s)
California Statewide CDA, Huntington Memorial Hosp. Project,
5.00%, 7/1/48  5,650 5,858
California Statewide CDA, Infrastructure Program, 5.00%,
9/2/50  800 825
California Statewide CDA, Infrastructure Program, Series A,
5.00%, 9/2/48  940 972
California Statewide CDA, John Muir Health, Series A, 4.00%,
8/15/51  2,100 2,015
California Statewide CDA, John Muir Health, Series A, 5.00%,
8/15/46  1,000 1,017
California Statewide CDA, John Muir Health, Series A, 5.00%,
8/15/51  1,750 1,779
California Statewide CDA, John Muir Health, Series A, 5.00%,
12/1/53  1,000 1,028
California Statewide CDA, John Muir Health, Series A, 5.25%,
12/1/54  5,000 5,595
California Statewide CDA, Lancer Educational Student Housing
Project, Series A, 5.00%, 6/1/34 (4) 375 391
California Statewide CDA, Lancer Educational Student Housing
Project, Series A, 5.00%, 6/1/39 (4) 675 691
California Statewide CDA, Lancer Educational Student Housing
Project, Series A, 5.00%, 6/1/51 (4) 4,135 4,155
California Statewide CDA, Loma Linda Univ. Medical Center,
Series A, 5.00%, 12/1/36 (4) 500 509
California Statewide CDA, Loma Linda Univ. Medical Center,
Series A, 5.50%, 12/1/58 (4) 7,750 8,002
California Statewide CDA, Methodist Hosp. of Southern CA,
5.00%, 1/1/38  750 794
California Statewide CDA, Methodist Hosp. of Southern CA,
5.00%, 1/1/43  1,800 1,885
California Statewide CDA, Methodist Hosp. of Southern CA,
5.00%, 1/1/48  2,910 3,029
California Statewide CDA, Montage Health, Series A, 4.00%,
6/1/40  1,000 1,023
California Statewide CDA, Montage Health, Series A, 4.00%,
6/1/41  1,000 1,018
California Statewide CDA, Statewide Community Infrastructure
Program, 4.00%, 9/2/29  1,000 1,027
California Statewide CDA, Statewide Community Infrastructure
Program, 5.00%, 9/2/49  1,000 1,037
California Statewide CDA, Statewide Community Infrastructure
Program, Series A-1, 5.00%, 9/2/42  1,000 1,052
California Statewide CDA, Statewide Community Infrastructure
Program, Series A-1, 5.00%, 9/2/52  1,100 1,131
California Statewide CDA, Univ. of California, Irvine Campus,
Series A, 5.00%, 5/15/26  950 980

T. ROWE PRICE California Tax-Free Bond Fund

Par $ Value
(Amounts in 000s)
California Statewide CDA, Univ. of California, Irvine Campus,
Series A, 5.00%, 5/15/28  1,230 1,287
California Statewide CDA, Univ. of California, Irvine Campus,
Series A, 5.00%, 5/15/37  1,000 1,031
California Statewide CDA, Univ. of California, Irvine Campus,
Series A, 5.00%, 5/15/42  3,700 3,777
California Statewide CDA, Viamonte Senior Living, Series A,
5.00%, 7/1/30  125 136
California Statewide CDA, Viamonte Senior Living, Series A,
5.00%, 7/1/31  150 163
California Statewide CDA, Viamonte Senior Living, Series A,
5.00%, 7/1/32  100 108
California Statewide CDA, Viamonte Senior Living, Series A,
5.00%, 7/1/33  125 135
California, Various Purpose, GO, 5.00%, 10/1/39  2,375 2,379
Chino Valley Unified School Dist., Series B, GO, 3.375%,
8/1/50 (1) 7,950 7,038
Chino Valley Unified School Dist., Series D, GO, 5.00%, 8/1/55  5,000 5,541
Clovis Unified School Dist., Series C, GO, 4.00%, 8/1/48  1,750 1,742
Compton Community Redev. Agency Successor Agency,
Series A, 5.00%, 8/1/37 (1) 1,700 1,889
Compton Community Redev. Agency Successor Agency,
Series A, 5.00%, 8/1/42 (1) 1,250 1,359
CSCDA Community Improvement Auth., Altana Glendale Social
Bonds, Series A-2, 4.00%, 10/1/56 (4) 2,470 2,016
CSCDA Community Improvement Auth., Parallel Anaheim
Social Bonds, 4.00%, 8/1/56 (4) 2,960 2,659
CSCDA Community Improvement Auth., The Link Glendale
Social Bonds, Series A-2, 4.00%, 7/1/56 (4) 3,535 2,768
Del Mar Race Track Auth., 5.00%, 10/1/35  1,665 1,667
Del Mar Race Track Auth., 5.00%, 10/1/36  700 700
Desert Community College Dist., GO, 4.00%, 8/1/51  5,265 5,199
Federal Home Loan Mortgage Multifamily Variable Rate
Certificate, Series M-049, 3.05%, 4/15/34  1,830 1,681
Foothill-Eastern Transportation Corridor Agency, Series A,
4.00%, 1/15/46  4,000 3,888
Foothill-Eastern Transportation Corridor Agency, Series C,
4.00%, 1/15/32  175 181
Foothill-Eastern Transportation Corridor Agency, Series C,
4.00%, 1/15/33  250 259
Foothill-Eastern Transportation Corridor Agency, Series C,
5.00%, 1/15/30  150 163
Foothill-Eastern Transportation Corridor Agency, Series C,
5.00%, 1/15/31  150 165
Garden Grove PFA, Series A, 4.00%, 4/1/54 (2) 2,125 2,077

T. ROWE PRICE California Tax-Free Bond Fund

Par $ Value
(Amounts in 000s)
Inland Valley Dev. Agency, Tax Allocation, Series A, 5.00%,
9/1/44  4,600 4,616
Inland Valley Dev. Agency, Tax Allocation, Series A, 5.25%,
9/1/37  3,100 3,112
Irvine Fac. Fin. Auth., Series A, 4.00%, 9/1/58 (2) 4,700 4,591
Irvine Unified School Dist., Community Fac. Dist. No. 09-1,
Special Tax, Series B, 5.00%, 9/1/47  1,295 1,325
Irvine Unified School Dist., Community Fac. Dist. No. 09-1,
Special Tax, Series C, 5.00%, 9/1/47  525 537
Irvine Unified School Dist., Community Fac. Dist. No. 09-1,
Special Tax, Series D, 5.00%, 3/1/57  2,335 2,379
Irvine, Community Fac. Dist. No. 2013-3, Special Tax, 5.00%,
9/1/34 (Prerefunded 9/1/24) (5) 360 360
Irvine, Community Fac. Dist. No. 2013-3, Special Tax, 5.00%,
9/1/37  1,390 1,449
Irvine, Community Fac. Dist. No. 2013-3, Special Tax, 5.00%,
9/1/39 (Prerefunded 9/1/24) (5) 1,000 1,000
Irvine, Community Fac. Dist. No. 2013-3, Special Tax, 5.00%,
9/1/43  2,000 2,071
Irvine, Community Fac. Dist. No. 2013-3, Special Tax, 5.00%,
9/1/44 (Prerefunded 9/1/24) (5) 1,500 1,500
Irvine, Community Fac. Dist. No. 2013-3, Special Tax, Zero
Coupon, 9/1/50 (2) 1,200 357
Irvine, Community Fac. Dist. No. 2013-3, Special Tax, Zero
Coupon, 9/1/51 (2) 1,500 424
Irvine, Community Fac. Dist. No. 2013-3, Special Tax, Zero
Coupon, 9/1/52 (2) 1,400 375
Irvine, Community Fac. Dist. No. 2013-3, Special Tax, Zero
Coupon, 9/1/53 (2) 1,000 255
Irvine, Community Fac. Dist. No. 2013-3, Special Tax, Zero
Coupon, 9/1/54 (2) 145 35
Jefferson Union High School Dist., Series A, GO, 6.45%,
8/1/25 (8) 290 296
Jefferson Union High School Dist., Series A, GO, 6.45%,
8/1/29 (8) 1,000 1,094
Jurupa PFA, Special Tax, Series A, 5.00%, 9/1/33 (Prerefunded
9/1/24) (5) 1,175 1,175
Kern Community College Dist., Series C, GO, 3.00%, 8/1/46 (2) 6,750 5,672
Lake Elsinore, Community Fac. Dist. No. 2016-2, Special Tax,
5.00%, 9/1/43  2,475 2,553
Lake Elsinore, Community Fac. Dist. No. 2016-2, Special Tax,
5.00%, 9/1/48  3,640 3,724
Long Beach Bond Fin. Auth., Series A, 5.50%, 11/15/37  2,160 2,530
Long Beach, Harbor, Series A, 5.00%, 5/15/37 (3) 1,300 1,348
Long Beach, Marina System, 5.00%, 5/15/32  1,655 1,666
Long Beach, Marina System, 5.00%, 5/15/45  2,500 2,504

T. ROWE PRICE California Tax-Free Bond Fund

Par $ Value
(Amounts in 000s)
Los Angeles County Fac., Vermont Corridor County
Administrative Building, Series A, 5.00%, 12/1/43  6,400 6,777
Los Angeles County Metropolitan Transportation Auth. Sales
Tax Revenue, Series A, 5.00%, 7/1/42  2,475 2,858
Los Angeles County Metropolitan Transportation Auth., Green
Bond-Measure R Junior, Series A, 4.00%, 6/1/37  1,375 1,434
Los Angeles Dept. of Airports, 3.25%, 5/15/49 (3) 1,000 811
Los Angeles Dept. of Airports, Series A, 4.00%, 5/15/42 (3) 5,225 5,092
Los Angeles Dept. of Airports, Series A, 5.00%, 5/15/35 (3) 500 523
Los Angeles Dept. of Airports, Series A, 5.00%, 5/15/44 (3) 1,000 1,026
Los Angeles Dept. of Airports, Series B, 5.00%, 5/15/36 (3) 1,200 1,224
Los Angeles Dept. of Airports, Series B, 5.00%, 5/15/42  930 970
Los Angeles Dept. of Airports, Series C, 5.00%, 5/15/45 (3) 1,620 1,713
Los Angeles Dept. of Airports, Series D, 4.00%, 5/15/51 (3) 2,000 1,910
Los Angeles Dept. of Airports, Series D, 5.00%, 5/15/36 (3) 1,000 1,050
Los Angeles Dept. of Airports, Series D, 5.00%, 5/15/37 (3) 1,000 1,048
Los Angeles Dept. of Airports, Green Bond, Series G, 4.00%,
5/15/47 (3) 1,500 1,439
Los Angeles Dept. of Airports, Revenue Bonds 2015, Series D,
5.00%, 5/15/36 (3) 1,500 1,513
Los Angeles Dept. of Water & Power Water System Revenue,
Series A-1, VRDN, 3.65%, 7/1/50  255 255
Los Angeles Dept. of Water & Power Water System Revenue,
Series A-2, VRDN, 3.60%, 7/1/51  1,100 1,100
Los Angeles Dept. of Water & Power Water System Revenue,
Series A-2, VRDN, 3.65%, 7/1/51  700 700
Los Angeles Dept. of Water & Power Water System Revenue,
Series B, 5.00%, 7/1/52  1,000 1,091
Los Angeles Dept. of Water & Power Water System Revenue,
Series D, 5.00%, 7/1/52  3,425 3,742
Los Angeles Unified School Dist., Election 2008, Series A, GO,
4.00%, 7/1/34  3,750 3,761
Modesto Elementary School Dist., Series B, GO, 3.00%, 8/1/50  2,700 2,199
Newport Beach, Series A, 4.125%, 9/2/38  570 580
Newport Beach, Series A, 5.00%, 9/2/43  645 691
Norman Y Mineta San Jose Int'l. Airport, Series A, 5.00%,
3/1/25 (Prerefunded 10/28/24) (3)(5) 1,405 1,409
Norman Y Mineta San Jose Int'l. Airport, Series A, 5.00%,
3/1/41 (3) 2,000 2,034
Norman Y Mineta San Jose Int'l. Airport, Series A, 5.00%,
3/1/47 (3) 2,000 2,021
Norman Y Mineta San Jose Int'l. Airport, Series C, 5.00%,
3/1/31 (Prerefunded 10/28/24) (5) 2,000 2,006
Northern California Energy Auth., VRDN, 5.00%, 12/1/54
(Tender 8/1/30)  4,000 4,293

T. ROWE PRICE California Tax-Free Bond Fund

Par $ Value
(Amounts in 000s)
Oakland Unified School Dist., Alameda County, Series A, GO,
5.25%, 8/1/48 (1) 4,500 5,058
Oceanside Unified School Dist., GO, Zero Coupon, 8/1/28 (7)
(9) 380 343
Oceanside Unified School Dist., Series A, GO, Zero Coupon,
8/1/28 (7)(9) 500 451
Oceanside Unified School Dist., Prerefunded Balance, Series A,
GO, Zero Coupon, 8/1/28 (7)(9) 250 225
Oceanside Unified School Dist., Unrefunded Balance, GO, Zero
Coupon, 8/1/28 (9) 3,870 3,453
Ontario Int'l Airport Auth., North Terminal Project, Series B,
4.00%, 5/15/36 (1)(3) 1,040 1,036
Ontario Int'l Airport Auth., North Terminal Project, Series B,
4.00%, 5/15/37 (1)(3) 575 572
Ontario Int'l Airport Auth., North Terminal Project, Series B,
4.00%, 5/15/40 (1)(3) 1,350 1,323
Orange County Community Fac. Dist., No. 2015-1, Esencia
Village, Series A, 5.25%, 8/15/45  2,930 2,957
Orange County Community Fac. Dist., No. 2021-1, Rienda,
Series A, 5.00%, 8/15/47  500 521
Orange County Community Fac. Dist., No. 2023-1, Rienda,
Series A, 5.25%, 8/15/43  1,340 1,450
Orange County Community Fac. Dist., No. 2023-1, Rienda,
Series A, 5.50%, 8/15/48  1,450 1,569
Orange County Community Fac. Dist., No. 2023-1, Rienda,
Series A, 5.50%, 8/15/53  1,000 1,077
Palo Alto, Limited Obligation, University Ave., 5.00%, 9/2/26  880 891
Palo Alto, Limited Obligation, University Ave., 5.00%, 9/2/27  450 455
Palo Alto, Limited Obligation, University Ave., 5.00%, 9/2/28  525 531
Palomar Health, Election 2004, Series A, GO, Zero Coupon,
8/1/25 (9) 5,000 4,847
Pittsburg Redev. Agency, Successor Agency, Series A, 5.00%,
9/1/29 (1) 1,935 2,013
Port of Los Angeles, Harbor Dept., Series A, 5.00%, 8/1/36 (3) 4,075 4,079
Port of Oakland, Unrefunded Balance, Series H, 5.00%,
5/1/29 (3) 1,725 1,858
Rancho Cucamonga Redev. Agency, Successor Agency,
5.00%, 9/1/29 (1) 1,800 1,803
Ravenswood City School Dist., GO, 5.25%, 8/1/53 (2) 4,310 4,828
Regents of the Univ. of California Medical Center Pooled
Revenue, Series B-1, VRDN, 3.60%, 5/15/32  3,950 3,950
Regents of the Univ. of California Medical Center Pooled
Revenue, Series B-2, VRDN, 3.85%, 5/15/32  1,400 1,400
Regents of the Univ. of California Medical Center Pooled
Revenue, Series L, 4.50%, 5/15/36  1,900 1,930

T. ROWE PRICE California Tax-Free Bond Fund

Par $ Value
(Amounts in 000s)
Regents of the Univ. of California Medical Center Pooled
Revenue, Series O-1, VRDN, 3.60%, 5/15/45  2,500 2,500
Regents of the Univ. of California Medical Center Pooled
Revenue, Series P, 4.00%, 5/15/53  3,000 2,982
Regents of the Univ. of California Medical Center Pooled
Revenue, Series P, 5.00%, 5/15/47  5,000 5,465
Regents of the Univ. of California, Medical Center Pooled
Revenue, Series P, 3.50%, 5/15/54  9,450 8,708
Riverside County Transportation Commission, Series B-1,
4.00%, 6/1/46  3,000 2,961
Rocklin, Special Tax, 5.00%, 9/1/37  535 544
Rocklin, Special Tax, 5.00%, 9/1/38  975 991
Roseville Natural Gas Fin. Auth., 5.00%, 2/15/26  1,000 1,020
Sacramento City Fin. Auth., 5.00%, 12/1/31 (2) 1,380 1,415
Sacramento County Airport, Series A, 5.00%, 7/1/41  2,175 2,229
Sacramento County Airport, Series B, 5.00%, 7/1/41  2,275 2,322
Sacramento County Airport, Series C, 5.00%, 7/1/36 (3) 4,000 4,162
Sacramento Transient Occupancy Tax, Convention Center,
Series A, 5.00%, 6/1/38  1,240 1,311
Sacramento Transient Occupancy Tax, Convention Center,
Series A, 5.00%, 6/1/43  4,650 4,839
Sacramento, Railyards Community Fac. Dist. No. 201, 5.375%,
9/1/52 (4) 2,195 2,302
San Bernardino Redev. Agency, Successor Agency, Series A,
5.00%, 12/1/31 (1) 1,945 2,034
San Clemente, Special Tax, Community Fac. Dist. No. 2006-1,
5.00%, 9/1/40  970 981
San Diego Assn. of Governments South Bay Expressway,
Senior Lien-Toll, Series A, 5.00%, 7/1/38  2,100 2,200
San Diego Assn. of Governments South Bay Expressway,
Senior Lien-Toll, Series A, 5.00%, 7/1/42  2,700 2,804
San Diego County Regional Airport Auth., Series A, 5.00%,
7/1/47  1,800 1,861
San Diego County Regional Airport Auth., Series B, 4.00%,
7/1/46 (3) 2,540 2,432
San Diego County Regional Airport Auth., Series B, 4.00%,
7/1/51 (3) 1,500 1,416
San Diego County Regional Airport Auth., Series B, 4.00%,
7/1/56 (3) 2,500 2,344
San Diego County Regional Airport Auth., Series B, 5.00%,
7/1/35 (3) 1,215 1,282
San Diego County Regional Airport Auth., Series B, 5.00%,
7/1/37 (3) 1,000 1,050
San Diego County Regional Airport Auth., Series B, 5.00%,
7/1/38 (3) 1,000 1,046

T. ROWE PRICE California Tax-Free Bond Fund

Par $ Value
(Amounts in 000s)
San Diego County Regional Airport Auth., Series B, 5.00%,
7/1/39 (3) 600 626
San Diego County Regional Airport Auth., Series B, 5.00%,
7/1/53 (3) 3,350 3,522
San Diego County Regional Airport Auth., Series B, 5.25%,
7/1/38 (3) 650 725
San Diego County Water Auth., Series A, 5.00%, 5/1/47  1,500 1,670
San Diego County, Special Tax, Harmony Grove Village,
Series A, 4.00%, 9/1/45  550 511
San Diego County, Special Tax, Harmony Grove Village,
Series A, 4.00%, 9/1/50  1,100 990
San Diego County, Special Tax, Harmony Grove Village,
Improvement Area No. 1, Series A, 4.00%, 9/1/50  875 787
San Diego Public Fac. Fin. Auth., Series A, 5.00%, 5/15/52  5,650 6,198
San Diego Unified School Dist., Green Bond, Series A-3, GO,
4.00%, 7/1/53  6,000 5,961
San Diego Unified School Dist., Green Bond, Series O-2, GO,
4.25%, 7/1/47  3,000 3,073
San Francisco Bay Area Rapid Transit Dist., Series C-1, GO,
4.00%, 8/1/45  1,025 1,020
San Francisco Bay Area Rapid Transit Dist. Sales Tax,
Series A, 4.00%, 7/1/37  350 353
San Francisco Bay Area Rapid Transit Dist. Sales Tax,
Series A, 4.00%, 7/1/39  625 628
San Francisco City & County Int'l. Airport, Commissions,
Series A, 5.00%, 5/1/38 (3) 3,710 3,903
San Francisco City & County Int'l. Airport, Commissions,
Series A, 5.00%, 5/1/44 (3) 2,950 3,045
San Francisco City & County Int'l. Airport, Commissions,
Series A, 5.00%, 5/1/49 (3) 5,000 5,128
San Francisco City & County Int'l. Airport, Commissions,
Series A, 5.00%, 5/1/52 (3) 1,000 1,047
San Francisco City & County Int'l. Airport, Commissions,
Series A, 5.25%, 5/1/49 (3) 4,000 4,326
San Francisco City & County Int'l. Airport, Commissions,
Series B, 5.00%, 5/1/46 (3) 5,000 5,057
San Francisco City & County Int'l. Airport, Commissions,
Series C, 5.75%, 5/1/48 (3) 4,500 5,041
San Francisco City & County Int'l. Airport, Commissions,
Series E, 4.00%, 5/1/50 (3) 1,645 1,567
San Francisco City & County Int'l. Airport, Commissions,
Series E, 4.00%, 5/1/50 (Prerefunded 5/1/29) (3)(5) 155 160
San Francisco City & County Int'l. Airport, Commissions,
Series E, 5.00%, 5/1/50 (3) 500 512
San Francisco City & County Int'l. Airport, Commissions,
Unrefunded Balance, Series A, 5.00%, 5/1/47 (3) 3,000 3,033

T. ROWE PRICE California Tax-Free Bond Fund

Par $ Value
(Amounts in 000s)
San Francisco Public Utilities Commission Water Revenue,
Series D, 3.00%, 11/1/50  1,500 1,217
San Jose Evergreen Community College Dist., Series C, GO,
4.00%, 9/1/45  3,250 3,296
San Jose Evergreen Community College Dist., Series C, GO,
5.00%, 9/1/40  1,000 1,144
San Jose Redev. Agency, Successor Agency, Series A, 5.00%,
8/1/34  2,500 2,644
San Jose, El Parador Apartments Project, Series A, 6.10%,
1/1/31 (3) 700 700
San Marcos Redev. Agency, Successor Agency, Series A,
5.00%, 10/1/31  2,165 2,208
San Marcos Redev. Agency, Successor Agency, Series A,
5.00%, 10/1/32  850 866
San Marcos Redev. Agency, Successor Agency, Series A,
5.00%, 10/1/34  900 917
San Mateo Foster City School Dist., Series B, GO, 4.00%,
8/1/48  4,000 4,009
Santa Monica Redev. Agency, Earthquake Recovery, 5.875%,
7/1/36  1,390 1,393
Santa Monica Redev. Agency, Earthquake Recovery, 5.875%,
7/1/42  1,500 1,503
Sequoia Union High School Dist., GO, 4.00%, 7/1/52  3,750 3,723
Southern California Public Power Auth., Clean Energy Project,
Series A, VRDN, 5.00%, 4/1/55 (Tender 9/1/30)  2,500 2,691
Southern California Tobacco Securitization Auth, Asset Backed,
Series A, Class 1, 5.00%, 6/1/33  1,170 1,263
Southern California Tobacco Securitization Auth, Asset Backed,
Series A, Class 1, 5.00%, 6/1/35  900 969
Sunnyvale Fin. Auth., Green Bond-Civic Center Project, 4.00%,
4/1/50  4,740 4,707
Transbay Joint Powers Auth., Green Bond, Series A, 5.00%,
10/1/45  1,750 1,805
Transbay Joint Powers Auth., Green Bond, Series A, 5.00%,
10/1/49  1,700 1,741
Univ. of California Regents, Series AL-1, VRDN, 3.45%, 5/15/48  2,100 2,100
Univ. of California Regents, Series AZ, 5.00%, 5/15/48  4,250 4,459
Univ. of California Regents, Series O, 5.50%, 5/15/58  9,500 10,083
Vernon Electric System Revenue, Series 2022-A, 5.00%, 8/1/41  840 908
Washington Township Health Care Dist., Series A, 4.00%,
7/1/35  600 592
Washington Township Health Care Dist., Series A, 5.00%,
7/1/30  500 524
Washington Township Health Care Dist., Series A, 5.00%,
7/1/31  1,000 1,045

T. ROWE PRICE California Tax-Free Bond Fund

Par $ Value
(Amounts in 000s)
Washington Township Health Care Dist., Series A, 5.00%,
7/1/36  620 637
Washington Township Health Care Dist., Series A, 5.00%,
7/1/42  325 329
Washington Township Health Care Dist., Series A, 5.00%,
7/1/43  275 277
Washington Township Health Care Dist., Series A, 5.75%,
7/1/48  1,000 1,098
Washington Township Health Care Dist., Series A, 5.75%,
7/1/53  1,000 1,085
Washington Township Health Care Dist., Series B, GO, 5.25%,
8/1/48  1,600 1,794
Washington Township Health Care Dist., Series B, GO, 5.50%,
8/1/53  1,600 1,814
West Sacramento Fin. Auth., Series A, 5.00%, 9/1/26 (9) 855 884
740,142
NORTH CAROLINA  0.3%
Univ. of North Carolina at Chapel Hill, Series B, VRDN, 3.80%,
2/15/31  2,200 2,200
2,200
PUERTO RICO  3.1%
Puerto Rico Commonwealth, GO, VR, 11/1/43 (10) 4,115 2,603
Puerto Rico Commonwealth Aqueduct & Sewer Auth., Series A,
5.00%, 7/1/35 (4) 1,590 1,664
Puerto Rico Commonwealth, Restructured, Series A, GO, Zero
Coupon, 7/1/33  423 284
Puerto Rico Commonwealth, Restructured, Series A-1, GO,
4.00%, 7/1/33  1,329 1,318
Puerto Rico Commonwealth, Restructured, Series A-1, GO,
4.00%, 7/1/35  295 291
Puerto Rico Commonwealth, Restructured, Series A-1, GO,
4.00%, 7/1/37  576 563
Puerto Rico Commonwealth, Restructured, Series A-1, GO,
4.00%, 7/1/41  345 327
Puerto Rico Commonwealth, Restructured, Series A-1, GO,
5.375%, 7/1/25  183 184
Puerto Rico Commonwealth, Restructured, Series A-1, GO,
5.625%, 7/1/27  902 939
Puerto Rico Commonwealth, Restructured, Series A-1, GO,
5.625%, 7/1/29  1,317 1,417
Puerto Rico Commonwealth, Restructured, Series A-1, GO,
5.75%, 7/1/31  1,846 2,044
Puerto Rico Electric Power Auth., Series A, 5.05%, 7/1/42 (11)
(12) 15 8

T. ROWE PRICE California Tax-Free Bond Fund

Par $ Value
(Amounts in 000s)
Puerto Rico Electric Power Auth., Series CCC, 5.00%,
7/1/27 (11)(12) 25 13
Puerto Rico Electric Power Auth., Series CCC, 5.25%,
7/1/27 (11)(12) 225 121
Puerto Rico Electric Power Auth., Series CCC, 5.25%,
7/1/28 (11)(12) 65 35
Puerto Rico Electric Power Auth., Series TT, 5.00%, 7/1/20 (11)
(12) 80 43
Puerto Rico Electric Power Auth., Series TT, 5.00%, 7/1/24 (11)
(12) 305 164
Puerto Rico Electric Power Auth., Series TT, 5.00%, 7/1/25 (11)
(12) 100 54
Puerto Rico Electric Power Auth., Series TT, 5.00%, 7/1/26 (11)
(12) 125 67
Puerto Rico Electric Power Auth., Series TT, 5.00%, 7/1/27 (11)
(12) 15 8
Puerto Rico Electric Power Auth., Series WW, 5.00%,
7/1/28 (11)(12) 15 8
Puerto Rico Electric Power Auth., Series WW, 5.25%,
7/1/33 (11)(12) 75 40
Puerto Rico Electric Power Auth., Series WW, 5.50%,
7/1/18 (11)(12) 65 35
Puerto Rico Electric Power Auth., Series XX, 5.25%, 7/1/27 (11)
(12) 30 16
Puerto Rico Electric Power Auth., Series XX, 5.25%, 7/1/40 (11)
(12) 80 43
Puerto Rico Electric Power Auth., Series XX, 5.75%, 7/1/36 (11)
(12) 60 32
Puerto Rico Electric Power Auth., Series ZZ, 3.70%, 7/1/17 (11)
(12) 20 11
Puerto Rico Electric Power Auth., Series ZZ, 5.00%, 7/1/17 (11)
(12) 35 19
Puerto Rico Electric Power Auth., Series ZZ, 5.00%, 7/1/28 (11)
(12) 25 14
Puerto Rico Electric Power Auth., Series ZZ, 5.25%, 7/1/19 (11)
(12) 245 132
Puerto Rico Electric Power Auth., Series ZZ, 5.25%, 7/1/23 (11)
(12) 70 38
Puerto Rico Electric Power Auth., Series ZZ, 5.25%, 7/1/24 (11)
(12) 25 13
Puerto Rico Sales Tax Fin., Restructured, Series A-1, 4.55%,
7/1/40  465 466
Puerto Rico Sales Tax Fin., Restructured, Series A-1, 4.75%,
7/1/53  7,647 7,574

T. ROWE PRICE California Tax-Free Bond Fund

Par $ Value
(Amounts in 000s)
Puerto Rico Sales Tax Fin., Restructured, Series A-1, Zero
Coupon, 7/1/46  10,000 3,353
23,941
Total Municipal Securities (Cost $758,917) 766,283
NON-U.S. GOVERNMENT MORTGAGE-BACKED
SECURITIES 0.4%
Freddie Mac Multifamily ML Certificates, Series 2021-ML10,
Class ACA, 2.046%, 6/25/38  3,363 2,754
Total Non-U.S. Government Mortgage-Backed Securities
(Cost $3,457) 2,754
Total Investments in Securities
99.5% of Net Assets
(Cost $762,374) $ 769,037
‡ Par is denominated in U.S. dollars unless otherwise noted.
(1) Insured by Assured Guaranty Municipal Corporation
(2) Insured by Build America Mutual Assurance Company
(3) Interest subject to alternative minimum tax.
(4) Security was purchased pursuant to Rule 144A under the Securities Act of
1933 and may be resold in transactions exempt from registration only to qualified institutional buyers. Total value of such securities at period-end amounts to $51,991 and represents 6.7% of net assets.
(5) Prerefunded date is used in determining portfolio maturity.
(6) When-issued security
(7) Escrowed to maturity
(8) Insured by National Public Finance Guarantee Corporation
(9) Insured by Assured Guaranty Corporation
(10) Contingent value instrument that only pays out if a portion of the territory's
Sales and Use Tax outperforms the projections in the Oversight Board’s
Certified Fiscal Plan.
(11) Issuer is currently in a bankruptcy reorganization proceeding; the amount and timing of future distributions is uncertain.
(12) Non-income producing
CDA Community Development Administration/Authority
EFA Educational Facility Authority
FRN Floating Rate Note
GO General Obligation
HFFA Health Facility Financing Authority
MUNIPSA Securities Industry and Financial Markets Association (SIFMA) Municipal
Swap Index

T. ROWE PRICE California Tax-Free Bond Fund

The accompanying notes are an integral part of these financial statements.
.
.
.
.
.
.
.
.
.
.
PFA Public Finance Authority/Agency
VR Variable Rate; rate shown is effective rate at period-end. The rates for certain variable rate securities are not based on a published reference rate and spread but are determined by the issuer or agent and based on current market conditions.
VRDN Variable Rate Demand Note under which the holder has the right to sell the security to the issuer or the issuer’s agent at a predetermined price on specified dates; such specified dates are considered the effective maturity for purposes of the fund’s weighted average maturity; rate shown is effective rate at period-end and maturity date shown is final maturity. Certain VRDN rates are not based on a published reference rate and spread but may adjust periodically.

T. ROWE PRICE California Tax-Free Bond Fund
August 31, 2024 (Unaudited)
Statement of Assets and Liabilities

($000s, except shares and per share amounts)
The accompanying notes are an integral part of these financial statements.
Assets
Investments in securities, at value (cost $762,374) $ 769,037
Interest receivable 8,765
Receivable for shares sold 1,220
Receivable for investment securities sold 410
Cash 7
Other assets 29
Total assets 779,468
Liabilities
Payable for investment securities purchased 4,673
Payable for shares redeemed 1,101
Investment management fees payable 250
Due to affiliates 24
Other liabilities 524
Total liabilities 6,572
Commitments and Contingent Liabilities (note 5 )
NET ASSETS $ 772,896
Net Assets Consist of:
Total distributable earnings (loss) $ (6,760)
Paid-in capital applicable to 70,738,474 shares of $0.0001
par value capital stock outstanding; 2,000,000,000 shares of the Corporation authorized 779,656
NET ASSETS $ 772,896
NET ASSET VALUE PER SHARE
Investor Class
(Net assets: $390,425; Shares outstanding: 35,724,558) $ 10.93
I Class
(Net assets: $382,471; Shares outstanding: 35,013,916) $ 10.92

T. ROWE PRICE California Tax-Free Bond Fund
(Unaudited)
Statement of Operations

($000s)
The accompanying notes are an integral part of these financial statements.
6 Months
Ended
8/31/24
Investment Income (Loss)
Interest income $ 14,663
Expenses
Investment management 1,453
Shareholder servicing
Investor Class $ 277
I Class 27 304
Prospectus and shareholder reports
Investor Class 8
I Class 3 11
Custody and accounting 108
Registration 24
Legal and audit 23
Directors 1
Miscellaneous 8
Waived / paid by Price Associates (15)
Total expenses 1,917
Net investment income 12,746
Realized and Unrealized Gain / Loss –
Net realized loss on securities (1,409)
Change in net unrealized gain / loss on securities 8,113
Net realized and unrealized gain / loss 6,704
INCREASE IN NET ASSETS FROM OPERATIONS $ 19,450

T. ROWE PRICE California Tax-Free Bond Fund
(Unaudited)
Statement of Changes in Net Assets

($000s)
The accompanying notes are an integral part of these financial statements.
6 Months
Ended
8/31/24
Year
Ended
2/29/24
Increase (Decrease) in Net Assets
Operations
Net investment income $ 12,746 $ 22,770
Net realized loss (1,409) (4,381)
Change in net unrealized gain / loss 8,113 25,236
Increase in net assets from operations 19,450 43,625
Distributions to shareholders
Net earnings
Investor Class (6,193) (11,436)
I Class (6,381) (11,058)
Decrease in net assets from distributions (12,574) (22,494)
Capital share transactions
*
Shares sold
Investor Class 43,656 148,714
I Class 50,874 103,392
Distributions reinvested
Investor Class 5,624 10,155
I Class 3,830 6,990
Shares redeemed
Investor Class (44,769) (136,885)
I Class (36,782) (69,909)
Increase in net assets from capital share
transactions 22,433 62,457
Net Assets
Increase during period 29,309 83,588
Beginning of period 743,587 659,999
End of period $ 772,896 $ 743,587
*Share information (000s)
Shares sold
Investor Class 4,026 14,314
I Class 4,711 9,791
Distributions reinvested
Investor Class 521 960
I Class 355 661
Shares redeemed
Investor Class (4,138) (13,159)
I Class (3,412) (6,665)
Increase in shares outstanding 2,063 5,902

T. ROWE PRICE California Tax-Free Bond Fund
Unaudited
NOTES TO FINANCIAL STATEMENTS

T. Rowe Price State Tax-Free Funds, Inc. (the corporation) is registered under the Investment Company Act of 1940 (the 1940 Act). The California
Tax-Free Bond Fund (the fund) is a diversified, open-end management investment company established by the corporation. The fund seeks to provide, consistent with prudent portfolio management, the highest level of income exempt from federal and California state income taxes by investing primarily in investment-grade California municipal bonds. The fund has two classes of shares: the California Tax-Free Bond Fund (Investor Class) and the California
Tax-Free Bond Fund–I Class (I Class). I Class shares require a $500,000 initial investment minimum, although the minimum generally is waived or reduced for financial intermediaries, eligible retirement plans, and certain other accounts. Each class has exclusive voting rights on matters related solely to that class; separate voting rights on matters that relate to both classes; and, in all other respects, the same rights and obligations as the other class.
NOTE 1 - SIGNIFICANT ACCOUNTING POLICIES
Basis of Preparation  The fund is an investment company and follows accounting and reporting guidance in the Financial Accounting Standards
Board (FASB) Accounting Standards Codification Topic 946 (ASC 946).
The accompanying financial statements were prepared in accordance with accounting principles generally accepted in the United States of America
(GAAP), including, but not limited to, ASC 946. GAAP requires the use of estimates made by management. Management believes that estimates and valuations are appropriate; however, actual results may differ from those estimates, and the valuations reflected in the accompanying financial statements may differ from the value ultimately realized upon sale or maturity.
Investment Transactions, Investment Income, and Distributions  Investment
transactions are accounted for on the trade date basis. Income and expenses are recorded on the accrual basis. Realized gains and losses are reported on the identified cost basis. Premiums and discounts on debt securities are amortized for financial reporting purposes. Paydown gains and losses are recorded as an adjustment to interest income. Income tax-related interest and penalties, if incurred, are recorded as income tax expense. Non-cash dividends, if any, are recorded at the fair market value of the asset received. Distributions

T. ROWE PRICE California Tax-Free Bond Fund

to shareholders are recorded on the ex-dividend date. Income distributions, if any, are declared by each class daily and paid monthly. A capital gain distribution, if any, may also be declared and paid by the fund annually.
Class Accounting  Shareholder servicing, prospectus, and shareholder report expenses incurred by each class are charged directly to the class to which they relate. Expenses common to all classes and investment income are allocated to the classes based upon the relative daily net assets of each class’s settled shares; realized and unrealized gains and losses are allocated based upon the relative daily net assets of each class’s outstanding shares.
Capital Transactions  Each investor’s interest in the net assets of the fund is represented by fund shares. The fund’s net asset value (NAV) per share is computed at the close of the New York Stock Exchange (NYSE), normally 4
p.m. ET, each day the NYSE is open for business. However, the NAV per share may be calculated at a time other than the normal close of the NYSE if trading on the NYSE is restricted, if the NYSE closes earlier, or as may be permitted by the SEC. Purchases and redemptions of fund shares are transacted at the next-computed NAV per share, after receipt of the transaction order by T. Rowe
Price Associates, Inc., or its agents.
Indemnification  In the normal course of business, the fund may provide indemnification in connection with its officers and directors, service providers, and/or private company investments. The fund’s maximum exposure under these arrangements is unknown; however, the risk of material loss is currently considered to be remote.
NOTE 2 - VALUATION
Fair Value   The fund’s financial instruments are valued at the close of the
NYSE and are reported at fair value, which GAAP defines as the price that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants at the measurement date. The fund’s
Board of Directors (the Board) has designated T. Rowe Price Associates, Inc.
as the fund’s valuation designee (Valuation Designee). Subject to oversight by the Board, the Valuation Designee performs the following functions in performing fair value determinations: assesses and manages valuation risks; establishes and applies fair value methodologies; tests fair value methodologies; and evaluates pricing vendors and pricing agents. The duties

T. ROWE PRICE California Tax-Free Bond Fund

and responsibilities of the Valuation Designee are performed by its Valuation
Committee. The Valuation Designee provides periodic reporting to the Board on valuation matters.
Various valuation techniques and inputs are used to determine the fair value of financial instruments. GAAP establishes the following fair value hierarchy that categorizes the inputs used to measure fair value:
Level 1 – quoted prices (unadjusted) in active markets for identical financial instruments that the fund can access at the reporting date
Level 2 – inputs other than Level 1 quoted prices that are observable, either directly or indirectly (including, but not limited to, quoted prices for similar financial instruments in active markets, quoted prices for identical or similar financial instruments in inactive markets, interest rates and yield curves, implied volatilities, and credit spreads)
Level 3 – unobservable inputs (including the Valuation Designee’s assumptions in determining fair value)
Observable inputs are developed using market data, such as publicly available information about actual events or transactions, and reflect the assumptions that market participants would use to price the financial instrument. Unobservable inputs are those for which market data are not available and are developed using the best information available about the assumptions that market participants would use to price the financial instrument. GAAP requires valuation techniques to maximize the use of relevant observable inputs and minimize the use of unobservable inputs. When multiple inputs are used to derive fair value, the financial instrument is assigned to the level within the fair value hierarchy based on the lowest-level input that is significant to the fair value of the financial instrument. Input levels are not necessarily an indication of the risk or liquidity associated with financial instruments at that level but rather the degree of judgment used in determining those values.
Valuation Techniques  Debt securities generally are traded in the over-the-
counter (OTC) market and are valued at prices furnished by independent pricing services or by broker dealers who make markets in such securities. When valuing securities, the independent pricing services consider factors such as, but not limited to, the yield or price of bonds of comparable quality, coupon, maturity, and type, as well as prices quoted by dealers who make markets in such securities.

T. ROWE PRICE California Tax-Free Bond Fund

Assets and liabilities other than financial instruments, including short-term receivables and payables, are carried at cost, or estimated realizable value, if less, which approximates fair value.
Investments for which market quotations are not readily available or deemed unreliable are valued at fair value as determined in good faith by the
Valuation Designee. The Valuation Designee has adopted methodologies for determining the fair value of investments for which market quotations are not readily available or deemed unreliable, including the use of other pricing sources. Factors used in determining fair value vary by type of investment and may include market or investment specific considerations. The Valuation
Designee typically will afford greatest weight to actual prices in arm’s length transactions, to the extent they represent orderly transactions between market participants, transaction information can be reliably obtained, and prices are deemed representative of fair value. However, the Valuation Designee may also consider other valuation methods such as market-based valuation multiples;
a discount or premium from market value of a similar, freely traded security of the same issuer; discounted cash flows; yield to maturity; or some combination.
Fair value determinations are reviewed on a regular basis. Because any fair value determination involves a significant amount of judgment, there is a degree of subjectivity inherent in such pricing decisions. Fair value prices determined by the Valuation Designee could differ from those of other market participants, and it is possible that the fair value determined for a security may be materially different from the value that could be realized upon the sale of that security.
Valuation Inputs   On August 31, 2024, all of the fund’s financial instruments were classified as Level 2, based on the inputs used to determine their fair values.
NOTE 3 - OTHER INVESTMENT TRANSACTIONS
Consistent with its investment objective, the fund engages in the following practices to manage exposure to certain risks and/or to enhance performance.
The investment objective, policies, program, and risk factors of the fund are described more fully in the fund’s prospectus and Statement of
Additional Information.
Restricted Securities  The fund invests in securities that are subject to legal or contractual restrictions on resale. Prompt sale of such securities at an acceptable price may be difficult and may involve substantial delays and additional costs.

T. ROWE PRICE California Tax-Free Bond Fund

Mortgage-Backed Securities  The fund invests in mortgage-backed securities
(MBS or pass-through certificates) that represent an interest in a pool of specific underlying mortgage loans and entitle the fund to the periodic payments of principal and interest from those mortgages. MBS may be issued by government agencies or corporations, or private issuers. Most MBS issued by government agencies are guaranteed; however, the degree of protection differs based on the issuer. MBS are sensitive to changes in economic conditions that affect the rate of prepayments and defaults on the underlying mortgages;
accordingly, the value, income, and related cash flows from MBS may be more volatile than other debt instruments.
When-Issued Securities  The fund enters into when-issued purchase or sale commitments, pursuant to which it agrees to purchase or sell, respectively, an authorized but not yet issued security for a fixed unit price, with payment and delivery not due until issuance of the security on a scheduled future date.
When-issued securities may be new securities or securities issued through a corporate action, such as a reorganization or restructuring. Until settlement, the fund maintains liquid assets sufficient to settle its commitment to purchase a when-issued security. Amounts realized on when-issued transactions are included in realized gain/loss on securities in the accompanying financial statements.
Other  Purchases and sales of portfolio securities other than in-kind transactions, if any, and short-term securities aggregated $76,177,000 and
$38,775,000, respectively, for the six months ended August 31, 2024.
NOTE 4 - FEDERAL INCOME TAXES
Generally, no provision for federal income taxes is required since the fund intends to continue to qualify as a regulated investment company under
Subchapter M of the Internal Revenue Code and distribute to shareholders all of its income and gains. Distributions determined in accordance with federal income tax regulations may differ in amount or character from net investment income and realized gains for financial reporting purposes. Financial reporting records are adjusted for permanent book/tax differences to reflect tax character but are not adjusted for temporary differences. The amount and character of tax-basis distributions and composition of net assets are finalized at fiscal year-
end; accordingly, tax-basis balances have not been determined as of the date of this report.

T. ROWE PRICE California Tax-Free Bond Fund

The fund intends to retain realized gains to the extent of available capital loss carryforwards. Net realized capital losses may be carried forward indefinitely to offset future realized capital gains. As of February 29, 2024, the fund had
$13,563,000 of available capital loss carryforwards.
At August 31, 2024, the cost of investments (including derivatives, if any) for federal income tax purposes was $762,374,000. Net unrealized gain aggregated
$6,663,000 at period-end, of which $18,172,000 related to appreciated investments and $11,509,000 related to depreciated investments.
NOTE 5 - RELATED PARTY TRANSACTIONS
The fund is managed by T. Rowe Price Associates, Inc. (Price Associates),
a wholly owned subsidiary of T. Rowe Price Group, Inc. (Price Group). The investment management agreement between the fund and Price Associates provides for an annual investment management fee, which is computed daily and paid monthly. The fee consists of an individual fund fee, equal to 0.10%
of the fund’s average daily net assets, and a group fee. The group fee rate is calculated based on the combined net assets of certain mutual funds sponsored by Price Associates (the group) applied to a graduated fee schedule, with rates ranging from 0.48% for the first $1 billion of assets to 0.260% for assets in excess of $845 billion. The fund’s group fee is determined by applying the group fee rate to the fund’s average daily net assets. At August 31, 2024, the effective annual group fee rate was 0.29%.
The Investor Class is subject to a contractual expense limitation through the expense limitation date indicated in the table below. This agreement will continue through the expense limitation date indicated in the table below, and may be renewed, revised, or revoked only with approval of the fund’s Board.
During the limitation period, Price Associates is required to waive or pay any expenses (excluding interest; expenses related to borrowings, taxes, and brokerage; non-recurring, extraordinary expenses; and acquired fund fees and expenses) that would otherwise cause the class’s ratio of annualized total expenses to average net assets (net expense ratio) to exceed its expense limitation. The class is required to repay Price Associates for expenses previously waived/paid to the extent the class’s net assets grow or expenses decline sufficiently to allow repayment without causing the class’s net expense ratio (after the repayment is taken into account) to exceed the lesser of: (1)

T. ROWE PRICE California Tax-Free Bond Fund

the expense limitation in place at the time such amounts were waived; or (2)
the class’s current expense limitation. However, no repayment will be made more than three years after the date of a payment or waiver.
The I Class is also subject to an operating expense limitation (I Class Limit)
pursuant to which Price Associates is contractually required to pay all operating expenses of the I Class, excluding management fees; interest; expenses related to borrowings, taxes, and brokerage; non-recurring, extraordinary expenses; and
acquired fund fees and expenses, to the extent such operating expenses, on an annualized basis, exceed the I Class Limit. This agreement will continue through the expense limitation date indicated in the table below, and may be renewed, revised, or revoked only with approval of the fund’s Board. The
I Class is required to repay Price Associates for expenses previously paid to the extent the class’s net assets grow or expenses decline sufficiently to allow repayment without causing the class’s operating expenses (after the repayment is taken into account) to exceed the lesser of: (1) the I Class Limit in place at the time such amounts were paid; or (2) the current I Class Limit. However, no repayment will be made more than three years after the date of a payment or waiver.
Pursuant to these agreements, expenses were waived/paid by and/or repaid to Price Associates during the six months ended August 31, 2024 as indicated
in the table below. Including these amounts, expenses previously waived/paid by Price Associates in the amount of $78,000 remain subject to repayment by the fund at August 31, 2024. Any repayment of expenses previously waived/paid by Price Associates during the period would be included in the net investment income and expense ratios presented on the accompanying
Financial Highlights.
In addition, the fund has entered into service agreements with Price Associates and a wholly owned subsidiary of Price Associates, each an affiliate of the fund (collectively, Price). Price Associates provides certain accounting and administrative services to the fund. T. Rowe Price Services, Inc. provides shareholder and administrative services in its capacity as the fund’s transfer and dividend-disbursing agent. For the six months ended August 31, 2024,
Investor
Class I Class
Expense limitation/I Class Limit 0.74% 0.05%
Expense limitation date 06/30/25 06/30/25
(Waived)/repaid during the period ($000s) $— $(15)

T. ROWE PRICE California Tax-Free Bond Fund

expenses incurred pursuant to these service agreements were $63,000 for
Price Associates and $82,000 for T. Rowe Price Services, Inc. All amounts due to and due from Price, exclusive of investment management fees payable, are presented net on the accompanying Statement of Assets and Liabilities.
T. Rowe Price Investment Services, Inc. (Investment Services) serves as distributor to the fund. Pursuant to an underwriting agreement, no compensation for any distribution services provided is paid to Investment Services by the fund
(except for 12b-1 fees under a Board-approved Rule 12b-1 plan).
The fund may participate in securities purchase and sale transactions with other funds or accounts advised by Price Associates (cross trades), in accordance with procedures adopted by the fund’s Board and Securities and Exchange
Commission rules, which require, among other things, that such purchase and sale cross trades be effected at the independent current market price of the security. During the six months ended August 31, 2024, the fund had no purchases or sales cross trades with other funds or accounts advised by
Price Associates.
NOTE 6 - OTHER MATTERS
Unpredictable environmental, political, social and economic events, including but not limited to, environmental or natural disasters, war and conflict (including
Russia’s military invasion of Ukraine and the conflict in Israel, Gaza and surrounding areas), terrorism, geopolitical developments (including trading and tariff arrangements, sanctions and cybersecurity attacks), and public health epidemics (including the global outbreak of COVID-19) and similar public health threats, may significantly affect the economy and the markets and issuers in which a fund invests. The extent and duration of such events and resulting market disruptions cannot be predicted. These and other similar events may cause instability across global markets, including reduced liquidity and disruptions in trading markets, while some events may affect certain geographic regions, countries, sectors, and industries more significantly than others, and exacerbate other pre-existing political, social, and economic risks. The fund’s performance could be negatively impacted if the value of a portfolio holding were harmed by these or such events. Management actively monitors the risks and financial impacts arising from such events.

T. ROWE PRICE California Tax-Free Bond Fund

APPROVAL OF INVESTMENT MANAGEMENT AGREEMENT
Each year, the fund’s Board of Directors (Board) considers the continuation of the investment management agreement (Advisory Contract) between the fund and its investment adviser, T. Rowe Price Associates, Inc. (Adviser). In that regard, at a meeting held on March 11–12, 2024 (Meeting), the Board, including all of the fund’s independent directors present in person at the Meeting, approved the continuation of the fund’s Advisory Contract. At the Meeting, the Board considered the factors and reached the conclusions described below relating to the selection of the Adviser and the approval of the Advisory Contract. The independent directors were assisted in their evaluation of the Advisory Contract by independent legal counsel from whom they received separate legal advice and with whom they met separately.
In providing information to the Board, the Adviser was guided by a detailed set of requests for information submitted by independent legal counsel on behalf of the independent directors. In considering and approving the continuation of the
Advisory Contract, the Board considered the information it believed was relevant, including, but not limited to, the information discussed below. The Board considered not only the specific information presented in connection with the Meeting, but also the knowledge gained over time through interaction with the Adviser about various topics. The Board meets regularly and, at each of its meetings, covers an extensive agenda of topics and materials and considers factors that are relevant to its annual consideration of the renewal of the T. Rowe Price funds’ advisory contracts, including performance and the services and support provided to the funds and their shareholders.
Services Provided by the Adviser
The Board considered the nature, quality, and extent of the services provided to the fund by the Adviser. These services included, but were not limited to, directing the fund’s investments in accordance with its investment program and the overall management of the fund’s portfolio, as well as a variety of related activities such as financial, investment operations, and administrative services; compliance;
maintaining the fund’s records and registrations; and shareholder communications.
The Board also reviewed the background and experience of the Adviser’s senior management team and investment personnel involved in the management of the fund, as well as the Adviser’s compliance record. The Board concluded that the information it considered with respect to the nature, quality, and extent of the services provided by the Adviser, as well as the other factors considered at the Meeting, supported the Board’s approval of the continuation of the Advisory
Contract.

T. ROWE PRICE California Tax-Free Bond Fund

Investment Performance of the Fund
The Board took into account discussions with the Adviser and detailed reports that it regularly receives throughout the year on relative and absolute performance for the T. Rowe Price funds. In connection with the Meeting, the Board reviewed information provided by the Adviser that compared the fund’s total returns, as well as a wide variety of other previously agreed-upon performance measures and market data, against relevant benchmark indexes and peer groups of funds with similar investment programs for various periods through December 31, 2023.
Additionally, the Board reviewed the fund’s relative performance information as of September 30, 2023, which ranked the returns of the fund’s Investor Class for various periods against a universe of funds with similar investment programs selected by Broadridge, an independent provider of mutual fund data.
In the course of its deliberations, the Board considered performance information provided throughout the year and in connection with the Advisory Contract review at the Meeting, as well as information provided during investment review meetings conducted with portfolio managers and senior investment personnel during the course of the year regarding the fund’s performance. The Board also considered relevant factors, such as overall market conditions and trends that could adversely impact the fund’s performance, the length of the fund’s performance track record, and how closely the fund’s strategies align with its benchmarks and peer groups.
The Board concluded that the information it considered with respect to the fund’s performance, as well as the other factors considered at the Meeting, supported the
Board’s approval of the continuation of the Advisory Contract.
Costs, Benefits, Profits, and Economies of Scale
The Board reviewed detailed information regarding the revenues received by the
Adviser under the Advisory Contract and other direct and indirect benefits that the
Adviser (and its affiliates) may have realized from its relationship with the fund. In considering soft-dollar arrangements pursuant to which research may be received from broker-dealers that execute the fund’s portfolio transactions, the Board noted
that during 2023 the Adviser paid the costs of research services for all client accounts that it advises, including the T. Rowe Price funds. However, effective
January 1, 2024, the Adviser will begin using brokerage commissions in connection with certain T. Rowe Price funds’ securities transactions to pay for research when permissible.
The Board received information on the estimated costs incurred and profits realized by the Adviser from managing the T. Rowe Price funds. The Board also reviewed estimates of the profits realized from managing the fund in particular, and the
Board concluded that the Adviser’s profits were reasonable in light of the services provided to the fund.
APPROVAL OF INVESTMENT MANAGEMENT AGREEMENT
(continued)

T. ROWE PRICE California Tax-Free Bond Fund

The Board also considered whether the fund benefits under the fee levels set forth in the Advisory Contract or otherwise from any economies of scale realized by the Adviser. Under the Advisory Contract, the fund pays a fee to the Adviser for investment management services composed of two components—a group fee rate based on the combined average net assets of most of the T. Rowe Price funds
(including the fund) that declines at certain asset levels and an individual fund fee rate based on the fund’s average daily net assets—and the fund pays its own expenses of operations. The group fee rate decreases as total T. Rowe Price fund assets grow, which reduces the management fee rate for any fund that has a group fee component to its management fee, and reflects that certain resources utilized to operate the fund are shared with other T. Rowe Price funds, thus allowing shareholders of those funds to share potential economies of scale.
The fund’s shareholders also benefit from potential economies of scale through a decline in certain operating expenses as the fund grows in size. However, the fund is also subject to contractual expense limitations that require the Adviser to waive its fees and/or bear any expenses that would otherwise cause the expenses of a share class of the fund to exceed a certain percentage based on the class’s net assets. The expense limitations mitigate the potential for an increase in operating expenses above a certain level that could impact shareholders.
In addition, the Board noted that the fund potentially shares in indirect economies of scale through the Adviser’s ongoing investments in its business in support of the T. Rowe Price funds, including investments in trading systems, technology, and regulatory support enhancements, and the ability to possibly negotiate lower fee arrangements with third-party service providers. The Board concluded that the advisory fee structure for the fund provides for a reasonable sharing of benefits from any economies of scale with the fund’s investors.
Fees and Expenses
The Board was provided with information regarding industry trends in management fees and expenses. Among other things, the Board reviewed data for peer groups that were compiled by Broadridge, which compared: (i) contractual management fees, actual management fees, nonmanagement expenses, and total expenses of the Investor Class of the fund with a group of competitor funds selected by
Broadridge (Expense Group) and (ii) actual management fees, nonmanagement expenses, and total expenses of the Investor Class of the fund with a broader set of funds within the Lipper investment classification (Expense Universe). The Board considered the fund’s contractual management fee rate, actual management fee rate (which reflects the management fees actually received from the fund by the
Adviser after any applicable waivers, reductions, or reimbursements), operating expenses, and total expenses (which reflect the net total expense ratio of the
APPROVAL OF INVESTMENT MANAGEMENT AGREEMENT
(continued)

T. ROWE PRICE California Tax-Free Bond Fund

fund after any waivers, reductions, or reimbursements) in comparison with the information for the Broadridge peer groups. Broadridge generally constructed the peer groups by seeking the most comparable funds based on similar investment classifications and objectives, expense structure, asset size, and operating components and attributes and ranked funds into quintiles, with the first quintile representing the funds with the lowest relative expenses and the fifth quintile representing the funds with the highest relative expenses. The information provided to the Board indicated that the fund’s contractual management fee ranked in the first quintile (Expense Group), the fund’s actual management fee rate ranked in the third quintile (Expense Group and Expense Universe), and the fund’s total expenses ranked in the fifth quintile (Expense Group) and fourth quintile (Expense
Universe).
The Board also reviewed the fee schedules for other investment portfolios with similar mandates that are advised or subadvised by the Adviser and its affiliates, including separately managed accounts for institutional and individual investors;
subadvised funds; and other sponsored investment portfolios, including collective investment trusts and pooled vehicles organized and offered to investors outside the United States. Management provided the Board with information about the Adviser’s responsibilities and services provided to subadvisory and other institutional account clients, including information about how the requirements and economics of the institutional business are fundamentally different from those of the proprietary mutual fund business. The Board considered information showing that the Adviser’s mutual fund business is generally more complex from a business and compliance perspective than its institutional account business and considered various relevant factors, such as the broader scope of operations and oversight, more extensive shareholder communication infrastructure, greater asset flows, heightened business risks, and differences in applicable laws and regulations associated with the Adviser’s proprietary mutual fund business. In assessing the reasonableness of the fund’s management fee rate, the Board considered the differences in the nature of the services required for the Adviser to manage its mutual fund business versus managing a discrete pool of assets as a subadviser to another institution’s mutual fund or for an institutional account and that the
Adviser generally performs significant additional services and assumes greater risk in managing the fund and other T. Rowe Price funds than it does for institutional account clients, including subadvised funds.
On the basis of the information provided and the factors considered, the Board concluded that the fees paid by the fund under the Advisory Contract are reasonable.
APPROVAL OF INVESTMENT MANAGEMENT AGREEMENT
(continued)

T. ROWE PRICE California Tax-Free Bond Fund

Approval of the Advisory Contract
As noted, the Board approved the continuation of the Advisory Contract. No single factor was considered in isolation or to be determinative to the decision. Rather, the Board concluded, in light of a weighting and balancing of all factors considered, that it was in the best interests of the fund and its shareholders for the Board to approve the continuation of the Advisory Contract (including the fees to be charged for services thereunder).
APPROVAL OF INVESTMENT MANAGEMENT AGREEMENT
(continued)

100 East Pratt Street
Baltimore, MD 21202
T. Rowe Price Investment Services, Inc.
Call 1-800-225-5132 to request a prospectus or summary prospectus; each includes investment objectives, risks, fees, expenses, and other information that you should read and consider carefully before investing.
F80-051 10/24

Item 8. Changes in and Disagreements with Accountants for Open-End Management Investment Companies.

Not applicable.

Item 9. Proxy Disclosures for Open-End Management Investment Companies.

Not applicable.

Item 10. Remuneration Paid to Directors, Officers, and Others of Open-End Management Investment Companies.

Remuneration paid to Directors is included in Item 7 of this Form N-CSR.

Item 11. Statement Regarding Basis for Approval of Investment Advisory Contract.

If applicable, see Item 7.

Item 12. Disclosure of Proxy Voting Policies and Procedures for Closed-End Management Investment Companies.

Not applicable.

Item 13. Portfolio Managers of Closed-End Management Investment Companies.

Not applicable.

Item 14. Purchases of Equity Securities by Closed-End Management Investment Company and Affiliated Purchasers.

Not applicable.

Item 15. Submission of Matters to a Vote of Security Holders.

There has been no change to the procedures by which shareholders may recommend nominees to the registrant’s board of directors.

Item 16. Controls and Procedures.

(a)  The registrant’s principal executive officer and principal financial officer have evaluated the registrant’s disclosure controls and procedures within 90 days of this filing and have concluded that the registrant’s disclosure controls and procedures were effective, as of that date, in ensuring that information required to be disclosed by the registrant in this Form N-CSR was recorded, processed, summarized, and reported timely.

(b)  The registrant’s principal executive officer and principal financial officer are aware of no change in the registrant’s internal control over financial reporting that occurred during the period covered by this report that has materially affected, or is reasonably likely to materially affect, the registrant’s internal control over financial reporting.

Item 17. Disclosure of Securities Lending Activities for Closed-End Management Investment Companies.

Not applicable.

Item 18. Recovery of Erroneously Awarded Compensation.

Not applicable.

Item 19. Exhibits.

(a)(1)	The registrant’s code of ethics pursuant to Item 2 of Form N-CSR is filed with the registrant’s annual Form N-CSR.

(2)	Listing standards relating to recovery of erroneously awarded compensation: Not applicable.

(3)

Separate certifications by the registrant’s principal executive officer and principal financial officer, pursuant to Section 302 of the Sarbanes-Oxley Act of 2002 and required by Rule 30a-2(a) under the Investment Company Act of 1940, are attached.

(b)

A certification by the registrant’s principal executive officer and principal financial officer, pursuant to Section 906 of the Sarbanes-Oxley Act of 2002 and required by Rule 30a-2(b) under the Investment Company Act of 1940, is attached.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

T. Rowe Price State Tax-Free Funds, Inc.
By	/s/ David Oestreicher
David Oestreicher
Principal Executive Officer

Date	October 18, 2024

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By	/s/ David Oestreicher
David Oestreicher
Principal Executive Officer

Date	October 18, 2024

By	/s/ Alan S. Dupski
Alan S. Dupski
Principal Financial Officer

Date	October 18, 2024